Consolidated Balance Sheet (USD $)	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 5,960,000,000	$ 4,083,000,000
Accounts receivable (net of allowance for doubtful accounts of $394 and $402)	9,546,000,000	8,925,000,000
Inventories and contracts in progress, net	7,797,000,000	7,766,000,000
Future income tax benefits, current	1,662,000,000	1,623,000,000
Other assets, current	793,000,000	1,113,000,000
Total Current Assets	25,758,000,000	23,510,000,000
Customer financing assets	1,035,000,000	1,118,000,000
Future income tax benefits	2,387,000,000	1,970,000,000
Fixed assets, net	6,201,000,000	6,280,000,000
Goodwill	17,943,000,000	17,721,000,000
Intangible assets, net	3,918,000,000	4,060,000,000
Other assets	4,210,000,000	3,834,000,000
Total Assets	61,452,000,000	58,493,000,000
Liabilities and Equity
Short-term borrowings	630,000,000	116,000,000
Accounts payable	5,570,000,000	5,206,000,000
Accrued liabilities	12,287,000,000	12,247,000,000
Long-term debt currently due	129,000,000	163,000,000
Total Current Liabilities	18,616,000,000	17,732,000,000
Long-term debt	9,501,000,000	10,010,000,000
Future pension and postretirement benefit obligations	5,007,000,000	3,592,000,000
Other long-term liabilities	5,150,000,000	4,510,000,000
Total Liabilities	38,274,000,000	35,844,000,000
Commitments and contingent liabilities (Notes 4 and 17)
Redeemable non-controlling interest	358,000,000	317,000,000
Capital Stock:
Preferred Stock, $1 par value; 250,000 shares authorized; None issued or outstanding	0	0
Common Stock, $1 par value; 4,000,000 shares authorized; 1,400,212 and 1,393,297 shares issued	13,445,000,000	12,597,000,000
Treasury Stock - 492,990 and 472,028 common shares at cost	(19,410,000,000)	(17,468,000,000)
Retained earnings	33,487,000,000	30,191,000,000
Unearned ESOP shares	(152,000,000)	(166,000,000)
Accumulated other comprehensive income (loss):
Foreign currency translation	206,000,000	366,000,000
Other	(5,696,000,000)	(4,135,000,000)
Total Accumulated other comprehensive loss	(5,490,000,000)	(3,769,000,000)
Total Shareowners' Equity	21,880,000,000	21,385,000,000
Non-controlling interest	940,000,000	947,000,000
Total Equity	22,820,000,000	22,332,000,000
Total Liabilities and Equity	$ 61,452,000,000	$ 58,493,000,000